                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       UBS Swiss Financial Advisers AG
Address:    Loewenstrasse 49
            Zurich, Switzerland CH-8098

13F File Number: 28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Adrian Josi
Title:    Executive Director
Phone:    41-44-237-8790
Zurich, Switzerland August 15, 2007
Signature, Place, and Date of Signing:

Adrian Josi
Zurich, Switzerland August 15, 2007

Name:     Markus Kaelin
Title:    Director
Phone:    41-44-237-8761

Signature, Place, and Date of Signing:
Zurich, Switzerland August 15, 2007

Markus Kaelin
Zurich, Switzerland August 15, 2007

Report Type (Check only one):

[ ]       13F HOLDINGS REPORT

[X]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


          Form 13F File Number       Name

          28-10396                   UBS AG